Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation	3 Months Ended	7 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Rate Reconciliation Abstract
U.S. federal statutory rate		21.00%
State income taxes, net of federal income tax benefit		0.10%
Non-controlling interests		(14.10%)
Equity transactions		(3.80%)
Other permanent adjustments		(0.50%)
Change in investment in OpCo		(2.50%)
Valuation allowance		3.70%
Effective tax rate	8.11%	3.90%